Variable Interest Entities (Details)							12 Months Ended	0 Months Ended	12 Months Ended					12 Months Ended	0 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY	Dec. 31, 2012 The VIEs CNY	Dec. 31, 2012 Exclusive technology license and service agreements Shanghai HQS	Jan. 25, 2011 Exclusive technology license and service agreements Jiayuan Shanghai Center	Dec. 31, 2012 Exclusive technology license and service agreements The VIEs	Dec. 31, 2012 Loan agreements with shareholders of VIE Shanghai HQS USD ($)	Feb. 17, 2011 Loan agreements with shareholders of VIE Beijing HQS CNY	Feb. 17, 2011 Loan agreements with shareholders of VIE Xique CNY	Aug. 13, 2012 Loan agreements with shareholders of VIE Beijing Aizhenxin CNY	Dec. 31, 2012 Voting rights entrustment agreements Shanghai HQS	Jan. 25, 2011 Cooperative operation agreements Shanghai HQS and Jiayuan Shanghai Center
Variable Interest Entities
Period for expiration of the agreement from the signing date							10 years		10 years
Automatic extension period for the agreement except by mutual agreement and upon early termination							10 years	10 years						10 years	10 years
Interest free loan granted to shareholders of VIE										$ 1,200,000	1,000,000	1,000,000	20,000,000
Assets that can be used only to settle obligations						0
Registered capital	$ 87,860,000	547,386,000	533,517,000	(14,873,000)	(32,688,000)	32,500,000